Accounts Receivable, Net (Details) - Schedule of Movement of Allowance for Credit Losses - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable, Net (Details) - Schedule of Movement of Allowance for Credit Losses [Line Items]
Balance, opening	$ 775,330	$ 740,370
Provisions	91,723	17,318
Foreign exchange loss (gain)	(61,208)	17,642
Balance, ending	805,845	775,330
Accounts receivable, net-related parties [Member]
Accounts Receivable, Net (Details) - Schedule of Movement of Allowance for Credit Losses [Line Items]
Balance, opening	239
Provisions	2,518	239
Foreign exchange loss (gain)	(79)
Balance, ending	$ 2,678	$ 239